INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investment in Affiliate

	December 31,
	2013	2012

Invested in equity	$-	$3,830
Accumulated foreign currency translation differences	-	(153)
Accumulated net loss	-	(3,430)

Total investment in affiliate	$-	$247